Income Taxes (Details) - Schedule of net loss - Nukkleus Inc.[Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Taxes (Details) - Schedule of net loss [Line Items]
Net loss	$ 11,845,657	$ 936,846
United States [Member]
Income Taxes (Details) - Schedule of net loss [Line Items]
Net loss	11,665,650	620,481
Bermuda [Member]
Income Taxes (Details) - Schedule of net loss [Line Items]
Net loss	10,456
Malta [Member]
Income Taxes (Details) - Schedule of net loss [Line Items]
Net loss	74,772	26,102
United Kingdom [Member]
Income Taxes (Details) - Schedule of net loss [Line Items]
Net loss	90,318	290,263
Lithuania [Member]
Income Taxes (Details) - Schedule of net loss [Line Items]
Net loss	$ 4,461